Held for sale assets and liabilities (Tables)	12 Months Ended
Mar. 31, 2020
Noncurrent Assets Held For Sale [Abstract]
Disclosure of Detailed Information About Assets and Liabilities Held for Sale
The below table outlines various assets and liabilities classifed as held for sale.

	As at March 31,
	2020		2020		2019
	(In millions)
Property, plant and equipment	US$	0.7	Rs .	45.0	Rs .	11.4
Intangible assets		29.1		1,899.3		1,611.0

Total assets	US$	29.8	Rs .	1,944.3	Rs .	1,622.4